Note 39 - Financial Instruments - Schedule of Financial Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Financial liabilities at amortized cost	$ 61,667,973	$ 51,062,422
Financial liabilities	61,908,979	71,144,694
Warrants [member]
Statement Line Items [Line Items]
Stock warrant liabilities at FVTPL	$ 241,006	$ 20,082,272